Other Payables and Accruals as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Accrued payroll	19,207	13,609
Accrued expense	81,364	56,863
Other payables	16,867	25,760
Payable for Collaboration Assets	5,605	3,399
Other tax payables	515	156
	123,558	99,787